--------------------------------------------------------------------------------
GEORGIA
DAILY MUNICIPAL                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200
================================================================================







Dear Shareholder:


We are pleased to present the semi-annual report of Georgia Daily Municipal Income Fund, Inc. for the period June 1, 2001 through November 30, 2001.

The Fund had net assets of $20,275,789 and 214 active shareholders as of November 30, 2001.

Thank you for your support and we look forward to continuing to serve your cash management needs.




Sincerely,


\s\Steven W. Duff


Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
NOVEMBER 30, 2001
(UNAUDITED)

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date       Yield    (Note 1)     Moody's  & Poor's
   ------                                                                         ----       -----     ------      -------  --------
Put Bonds (b) (4.78%)
------------------------------------------------------------------------------------------------------------------------------------
$  500,000   Marietta, GA Housing Authority (Falls at Bells Ferry)              01/15/02     4.15%  $    500,000   VMIG-1
   470,000   Puerto Rico Industrial Medical & Environmental RB
             (Abbott Laboratories Project) (c)                                  03/01/02     3.40        470,000
----------                                                                                          ------------
   970,000   Total Put Bonds                                                                             970,000
----------                                                                                          ------------
Tax Exempt Commercial Paper (4.93%)
------------------------------------------------------------------------------------------------------------------------------------
$1,000,000   Development Authority of Burke County
             (Ogelthorpe Power) - Series 1998B
             Insured by AMBAC Indemnity Corp.                                   02/13/02     1.65%  $  1,000,000   VMIG-1    A1+
----------                                                                                          ------------
 1,000,000   Total Tax Exempt Commercial Paper                                                         1,000,000
----------                                                                                          ------------
Tax Exempt General Obligation Notes & Bonds (10.90%)
------------------------------------------------------------------------------------------------------------------------------------
$  500,000   Fulton County, GA School District
             Construction Sales Tax Notes                                       12/28/01     2.95%  $    500,271    MIG-1   SP-1+
 1,000,000   Gwinnett County, GA School District Construction
             Sales Tax Notes                                                    12/28/01     2.96      1,000,884    MIG-1
   700,000   State of Georgia - Series C (c)                                    11/01/02     1.95        708,218
----------                                                                                          ------------
 2,200,000   Total Tax Exempt General Obligations Notes & Bonds                                        2,209,373
----------                                                                                          ------------
Variable Rate Demand Instruments (d) (81.82%)
------------------------------------------------------------------------------------------------------------------------------------
$  300,000   Adel, GA IDA IDRB (Specialty Stampings, L.L.C.)
             LOC National Bank of Canada                                        06/01/14     1.90%  $    300,000   VMIG-1
   400,000   Atlanta, GA Housing Authority (Villages of East Lake Phase I)
             LOC Bank of America                                                01/01/29     1.70        400,000             A1+
   500,000   Atlanta, GA Metropolitan Rapid Transit - Series 2000A
             LOC Westdeutsche Landesbank/
             Bayerische Landesbank Girozentrale                                 07/01/25     1.50        500,000   VMIG-1    A1+
   300,000   Atlanta, GA Urban Residential Finance MHRB
             (New Community East Lake Project)
             LOC Bank of America                                                11/01/28     1.70        300,000             A1+
   140,000   Bowdon, GA IDA (Trintex Corp. Project)
             LOC First Union National Bank                                      05/01/06     1.65        140,000             A1
   500,000   Buford, GA Housing Authority MHRB
             LOC Merrill Lynch & Company, Inc.                                  09/01/25     1.76        500,000             A1+
   500,000   Burke County, GA Development Authority PCRB
             (Georgia Power Company Vogtle Project)                             04/01/25     1.60        500,000   VMIG-1    A1


--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date       Yield    (Note 1)     Moody's  & Poor's
   ------                                                                         ----       -----     ------      -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  400,000   Burke County, GA Development Authority PCRB
             (Georgia Power Company Plant Vogtle Project)                       09/01/26     1.60%  $    400,000   VMIG-1   A1
   500,000   Clayton County, GA Development Authority RB
             (Delta Air Lines, Inc) - Series B
             LOC Commerzbank A.G.                                               05/01/35     1.65        500,000   VMIG-1   A1+
   500,000   Clayton County, GA RB Development Authority
             LOC Commerzbank A.G.                                               05/01/35     1.60        500,000   VMIG-1   A1+
   400,000   Clayton County, GA Housing Authority MHRB
             (Williamsburg South Apartments)
             LOC PNC Bank, N.A.                                                 12/01/28     1.70        400,000   VMIG-1
   210,000   Cobb County, GA Development Authority
             (Kennesaw St. University Project)
             Insured by AMBAC Indemnity Corp.                                   11/01/18     1.55        210,000            A1
   200,000   Dekalb County, GA Development Authority IDRB
             (Pet Inc. Project) (c)
             LOC BNP Paribas                                                    02/01/02     1.60        200,000
   350,000   Dekalb County, GA Development Authority IDRB
             (Pet Inc. Project) (c)
             LOC BNP Paribas                                                    02/01/03     1.60        350,000
   200,000   Dekalb County, GA Development Authority IDRB
             (Pet Inc. Project) (c)
             LOC BNP Paribas                                                    02/01/05     1.60        200,000
   240,000   Dekalb County, GA Development Authority
             (American Cancer Society Incorporated) (c)
             LOC Suntrust Bank                                                  05/01/13     1.55        240,000
 1,000,000   Dekalb County, GA Housing Authority MHRB
             (Wood Hills Apartments)
             LOC Bank of Montreal                                               12/01/07     1.55      1,000,000            A1+
   600,000   Fayette County, GA Development Authority IDRB
             (Norman W. Paschall Company Project) (c)
             LOC Branch Bank & Trust Company                                    12/01/05     1.75        600,000
   100,000   Floyd County, GA Development Authority
             (Georgia Kraft Company Project)
             LOC BNP Paribas                                                    12/01/15     1.70        100,000     P1
   375,000   Fulton County, GA Development Authority RB
             (Morehouse College Project)
             LOC Wachovia Bank & Trust Company, N.A.                            08/01/17     1.55        375,000   VMIG-1


--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
NOVEMBER 30, 2001
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                           Maturity            Value                Standard
   Amount                                                                            Date    Yield    (Note 1)     Moody's  & Poor's
   ------                                                                            ----    -----     ------      -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  550,000   Fulton County, GA Development Authority IRB
             (Siemens Energy Inc. Project)                                         12/15/14  1.60%  $   550,000    VMIG-1
   900,000   Fulton County, GA Residential Care Facilities
             (Lenbrook Square Foundation)
             LOC Dresdner Bank, A.G.                                               01/01/18  1.55       900,000               A1+
   490,000   Greene County, GA Development Authority
             (Chipman Union Incorporated Project)
             LOC First Union National Bank                                         12/01/01  1.80       490,000    VMIG-1
   300,000   Gwinnett County, GA Hospital System Inc.
             Insured by MBIA Insurance Corp.                                       09/01/27  1.34       300,000               A1+
   800,000   Hapeville, GA Development Authority (Hapeville Hotel)
             LOC Deutsche Bank                                                     11/01/15  1.45       800,000      P1
   150,000   Henry County, GA Development Authority RB
             (Georgia Pacific Corporated Project) (c)
             LOC Bank of America                                                   05/01/04  1.55       150,000
   600,000   Houston County, GA Development Authority
             (Middle Georgia Community Action) (c)
             LOC Columbus Bank & Trust Company                                     01/01/31  1.64       600,000
   100,000    Jackson County, GA IDA (The Seydel Co. Project) (c)
             LOC First Union National Bank                                         01/01/07  1.65       100,000
   435,000   Liberty County, GA (Harbin Lumber Company, Inc.) (c)
             LOC Suntrust Bank                                                     04/01/14  1.70       435,000
   100,000   Municipal Electric Authority of Georgia (General Resolution Projects)
             LOC Bayerische Landesbank                                             03/01/20  1.45       100,000    VMIG-1     A1+
   400,000   Municipal Electric Authority of Georgia (General Resolution Projects)
             LOC Landesbank Hessen                                                 06/01/20  1.40       400,000    VMIG-1     A1+
   800,000   Municipal Electric Authority of Georgia (General Resolution Projects)
             Insured by FSA                                                        01/01/26  1.45       800,000    VMIG-1     A1+
   650,000   Private Colleges & Universities Facilities Authority
             (Emory University) - Series B                                         11/01/35  1.45       650,000    VMIG-1     A1+
   500,000   Richmond County, GA Development Authority Solid Waste RB
             (Evergreen Nylon Recycling)
             LOC ABN AMRO Bank, N.A.                                               07/01/32  1.60       500,000               A1+
   600,000   Savannah, GA EDA (Consolidated Utilities Project) (c)
             LOC Branch Banking & Trust Company                                    12/01/19  1.75       600,000
   300,000   Savannah, GA Port Authority (Pier 1 Imports)
             LOC Bank One                                                          12/01/26  1.60       300,000               A1

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                           Maturity            Value                Standard
   Amount                                                                            Date    Yield    (Note 1)     Moody's  & Poor's
   ------                                                                            ----    -----     ------      -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  500,000   St. Mary's, GA Development Authority (Trigen-Biopower Inc. Project)
             LOC HSBC Bank US                                                      11/01/25  1.55%  $    500,000              A1+
   700,000   Thomaston-Upson County, GA IDA (Oracle Inc. Project) (c)
             LOC Bank One                                                          09/01/16  1.92        700,000
----------                                                                                          ------------
16,590,000   Total Variable Rate Demand Instruments                                                   16,590,000
----------                                                                                          ------------
             Total Investments (102.43%) (Cost $20,769,373+)                                          20,769,373
             Liabilities In Excess of Cash and Other Assets (-2.43%)                                (    493,584)
                                                                                                    ------------
             Net Assets (100.00%)                                                                   $ 20,275,789
                                                                                                    ------------
             Net Asset Value, offering and redemption price per share:
             Class A Shares, 16,593,091 Shares Outstanding (Note 3)                                 $       1.00
                                                                                                    ============
             Class B Shares,  3,682,698 Shares Outstanding (Note 3)                                 $       1.00
                                                                                                    ============


             +  Aggregated cost for federal income tax purposes is identical.

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to the rated securities in which the Fund may invest.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     FSA      =   Financial Securities Assurance                  LOC      =    Letter of Credit
     IDA      =   Industrial Development Authority                MHRB     =    Multi-Family Housing Revenue Bond
     IDRB     =   Industrial Development Revenue Bond             PCRB     =    Pollution Control Revenue Bond
     IRB      =   Industrial Revenue Bond                         RB       =    Revenue Bond


--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 2001
(UNAUDITED)
================================================================================




INVESTMENT INCOME

Income:

    Interest.............................................................................   $       255,505
                                                                                             --------------

Expenses: (Note 2)

    Investment management fee............................................................            41,438

    Administration fee...................................................................            21,755

    Shareholder servicing fee............................................................            22,155

    Custodian expenses...................................................................             1,024

    Shareholder servicing and related shareholder expenses+..............................             2,921

    Legal, compliance and filing fees....................................................            22,179

    Audit and accounting.................................................................            38,415

    Directors' fees......................................................................             3,132

    Other................................................................................               781
                                                                                             --------------

      Total expenses.....................................................................           153,800

      Less:  Fees waived (Note 2)........................................................   (        63,193)

             Expenses reimbursed (Note 2)................................................   (        16,208)

             Expenses paid indirectly (Note 2)...........................................   (           446)
                                                                                             --------------

      Net expenses.......................................................................            73,953
                                                                                             --------------

Net investment income....................................................................           181,552



REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments..................................................           -0-
                                                                                             --------------

Increase in net assets from operations...................................................   $       181,552
                                                                                             ==============


+ Includes class specific transfer agency expenses of $22 and $2 for Class A and Class B, respectively.

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================





                                                                   Six Months
                                                                      Ended                            Year
                                                                November 30, 2001                      Ended
                                                                   (Unaudited)                     May 31, 2001
                                                                    ---------                      ------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income....................................  $         181,552                $        430,605
    Net realized gain (loss) on investments..................             -0-                             -0-
                                                                ----------------                 ---------------
Increase in net assets from operations.......................            181,552                         430,605
Dividends to shareholders from net investment income:
    Class A..................................................  (         153,111)*              (        385,005)*
    Class B..................................................  (          28,441)*              (         45,600)*
Capital share transactions (Note 3)
    Class A..................................................  (       1,906,998)                      6,359,031
    Class B..................................................          2,384,808                         328,834
                                                                ----------------                 ---------------
        Total increase (decrease)............................            477,810                       6,687,865
Net assets:
    Beginning of period......................................         19,797,979                      13,110,114
                                                                ----------------                 ---------------
    End of period............................................  $      20,275,789                $     19,797,979
                                                                ================                 ===============


*   Designated as exempt-interest dividends for federal income tax purposes.









--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, inc.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies.

Georgia Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization or premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (Manager), equal to .40% of the Fund's average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to the Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc., (the Distributor), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a service fee equal to .25% of the Fund's average daily net assets with respect only to its Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the period ended November 30, 2001 the Manager voluntarily waived investment management fees and administration fees of $41,438 and $21,755, respectively. In addition, although not required to do so, the Manager has agreed to reimburse expenses amounting to $16,208.

Included in the statement of operations under the captions "Custodian Expenses" and "Shareholder servicing and related shareholder expenses" are expense offsets of $399 and $47, respectively.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

3. Capital Stock.

At November 30, 2001, 20,000,000,000 of shares of $.001 par stock were authorized and capital paid in amounted to $20,275,789. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                Six Months Ended                           Year
                                                November 30, 2001                          Ended
Class A                                            (Unaudited)                         May 31, 2001
-------                                             ---------                          ------------
Sold......................................            28,292,676                         42,192,089
Issued on reinvestment of dividends.......               153,116                            381,307
Redeemed..................................      (     30,352,790)                    (   36,214,365)
                                                 ---------------                      -------------
Net increase (decrease)...................      (      1,906,998)                         6,359,031
                                                 ===============                      =============

                                                Six Months Ended                           Year
                                                November 30, 2001                          Ended
Class B                                            (Unaudited)                         May 31, 2001
-------                                             ---------                          ------------
Sold......................................             9,681,846                          3,837,751
Issued on reinvestment of dividends.......                27,190                             45,256
Redeemed..................................      (      7,324,228)                    (    3,554,173)
                                                 ---------------                      -------------
Net increase..............................             2,384,808                            328,834
                                                 ===============                      =============

4. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Georgia and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 75% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancement from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

5. Financial Highlights.

Class A
-------                                                                                               July 14, 1998
                                               Six Months Ended      Year Ended May 31,            (Commencement of
                                               November 30, 2001   ----------------------             Operations)
                                                 (Unaudited)          2001         2000              May 31, 1999
                                                 -----------       --------     ---------            ------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $  1.00         $  1.00      $  1.00                $ 1.00
                                                   --------        ---------    ---------              -------
Income from investment operations:
  Net investment income........................       0.009           0.032        0.030                 0.022
Less distributions:
  Dividends from net investment income.........    (  0.009)       (  0.032)    (  0.030)              ( 0.022)
                                                    -------         -------      -------               -------
Net asset value, end of period.................    $  1.00         $  1.00      $  1.00                $ 1.00
                                                    =======        ========     ========               =======
Total Return...................................       0.86%(a)        3.20%        3.00%                 2.20%(a)
Ratios/Supplemental Data
Net assets, end of period (000)................    $ 16,593        $ 18,500     $ 12,141               $ 6,583
Ratios to average net assets:
  Expenses (net of fees waived and
   expenses reimbursed) (c)....................       0.75%(b)        0.76%        0.75%                 0.79%(b)
  Net investment income........................       1.73%(b)        3.08%        2.99%                 2.48%(b)
  Management and administration fees waived           0.61%(b)        0.61%        0.61%                 0.61%(b)
  Expenses reimbursed..........................       0.16%(b)        0.32%        0.44%                 1.58%(b)
  Expense offsets..............................       0.00%(b)        0.01%        0.00%                 0.04%(b)


  (a) Not annualized
  (b) Annualized
  (c) Includes expense offsets








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights. (Continued)

Class B
-------                                                                                            January 14, 1999
                                               Six Months Ended      Year Ended May 31,            (Commencement of
                                               November 30, 2001   ----------------------             Operations)
                                                 (Unaudited)          2001         2000              May 31, 1999
                                                 -----------       --------     ---------            ------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $  1.00         $  1.00      $  1.00                $ 1.00
                                                   --------        --------     --------               -------
Income from investment operations:
  Net investment income........................       0.010           0.034        0.032                 0.009
Less distributions:
  Dividends from net investment income.........    (  0.010)       (  0.034)    (  0.032)              ( 0.009)
                                                    -------         -------      -------                ------
Net asset value, end of period.................    $  1.00         $  1.00      $  1.00                $ 1.00
                                                   ========        ========     ========               =======
Total Return...................................       0.99%(a)        3.46%        3.26%                 0.93%(a)
Ratios/Supplemental Data
Net assets, end of period (000)................    $  3,683        $  1,298     $    969               $   240
Ratios to average net assets:
  Expenses (net of fees waived and
   expenses reimbursed) (c)....................       0.50%(b)        0.51%        0.50%                 0.54%(b)
  Net investment income........................       1.90%(b)        3.40%        3.12%                 2.66%(b)
  Management and administration fees waived           0.61%(b)        0.61%        0.61%                 0.61%(b)
  Expenses reimbursed..........................       0.16%(b)        0.32%        0.44%                 1.58%(b)
  Expense offsets..............................       0.00%(b)        0.01%        0.00%                 0.04%(b)

  (a) Not annualized
  (b) Annualized
  (c) Includes expense offsets








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


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GEORGIA
DAILY
MUNICIPAL
INCOME
FUND, INC.











                                                Semi-Annual Report
                                                 November 30, 2001
                                                   (Unaudited)






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


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-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------



Georgia Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     15 Broad Street, 7th Floor
     New York, New York 10286


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020







GA11/01S

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